Consolidated Statements of Financial Position (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Receivables due from related parties	$ 298	$ 366
Trade accounts payable and other to related parties	$ 251	$ 201
Shares authorized (in shares)	1,151,576,921	1,151,576,921
Shares issued (in shares)	1,021,903,623	1,021,903,623
Shares outstanding (in shares)	1,012,079,421	1,013,568,258
Treasury shares (in shares)	9,824,202	8,335,365